Income Taxes - Income (Loss) from Continuing Operations Before Income Taxes (Details) - Noble Finance Company - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United States	$ 1,878,637	$ (47,686)	$ (2,150,591)	$ (65,062)
Non-United States	(1,624,986)	150,033	(2,088,271)	(844,022)
Total	$ 253,651	$ 102,347	$ (4,238,862)	$ (909,084)